Touchstone Dynamic International ETF Expense Example - Touchstone Dynamic International ETF - Touchstone Dynamic International ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,236